UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [x] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Delta Asset Management, LLC

Address:   700 Colonial Road, Suite 130
           Memphis, TN  38117


Form 13F File Number:  028-02668


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa S. Valentine
Title:  Portfolio Operations Manager
Phone:  615-297-9608

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa S. Valentine              Nashville, TN                      5/13/10
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              87

Form 13F Information Table Value Total:  $       254143
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    11048   132195 SH       Sole                   129810              2385
AT&T Incorporated              COM              00206R102     1111    42995 SH       Sole                    42995
Abbott Labs                    COM              002824100      254     4825 SH       Sole                     4825
Altria Group, Inc.             COM              02209S103      264    12850 SH       Sole                    12650               200
America West Res Inc Com       COM              02365V106        1    10000 SH       Sole                    10000
American Sec Res Corp Com      COM              029569100        0   100000 SH       Sole                   100000
Anglo Canadian Uranium F       COM              03512n104        3    38500 SH       Sole                    38500
Avery Dennison Corporation     COM              053611109     8325   228638 SH       Sole                   224558              4080
BHP Billiton Limited           COM              088606108     1999    24894 SH       Sole                    24539               355
BP Plc Sponsored ADR           COM              055622104      301     5280 SH       Sole                     5280
Bank of America Corporation    COM              060505104      187    10466 SH       Sole                    10466
Becton, Dickinson and Company  COM              075887109     4840    61472 SH       Sole                    60477               995
Bed Bath & Beyond Incorporated COM              075896100     7717   176353 SH       Sole                   173178              3175
Berkshire Hathaway Inc. Class  COM              084670702     1013    12467 SH       Sole                    12467
Bristol Myers Squibb Company   COM              110122108      845    31646 SH       Sole                    30846               800
Canalaska Uranium Ltd          COM              13708P102        5    30000 SH       Sole                    30000
Canon Inc. ADR                 COM              138006309     7399   160117 SH       Sole                   157032              3085
Cedar Fair L P Depositry Unit  COM              150185106      188    15750 SH       Sole                    15750
Chevron Corporation            COM              166764100      860    11337 SH       Sole                    11337
Coca-Cola Company              COM              191216100      499     9068 SH       Sole                     9068
Comcast Corporation New Class  COM              20030N200     8975   499457 SH       Sole                   491010              8447
Computer Sciences Corporation  COM              205363104     9249   169732 SH       Sole                   166522              3210
Corrections Corporation Of Ame COM              22025Y407     6279   316142 SH       Sole                   316142
Cytogenix Inc                  COM              232825109        0    85000 SH       Sole                    85000
Dell Incorporated              COM              24702R101     6176   411197 SH       Sole                   404617              6580
Duke Energy Corporation New    COM              26441C105     2556   156634 SH       Sole                   153989              2645
E.I. du Pont De Nemours and Co COM              263534109      255     6851 SH       Sole                     6851
Ecolab Incorporated            COM              278865100     5429   123524 SH       Sole                   121454              2070
Emerson Electric Co.           COM              291011104      276     5485 SH       Sole                     5485
Enhanced Oil Resources F       COM              29333e106       12    58000 SH       Sole                    58000
Enterprise Products Partners L COM              293792107      206     5966 SH       Sole                     5966
Erhc Energy Inc                COM              26884j104        6    10000 SH       Sole                    10000
Exxon Mobil Corporation        COM              30231G102     2925    43671 SH       Sole                    43671
FPL Group, Inc.                COM              302571104      204     4212 SH       Sole                     4212
FedEx Corporation              COM              31428X106      540     5778 SH       Sole                     5778
First Horizon National Corpora COM              320517105      608    43273 SH       Sole                    42198              1075
Forest Laboratories, Inc.      COM              345838106      384    12250 SH       Sole                    12250
General Electric Company       COM              369604103     1046    57482 SH       Sole                    57482
General Mills, Inc.            COM              370334104     7225   102056 SH       Sole                   100276              1780
Goldman Sachs Group, Inc.      COM              38141G104     2230    13071 SH       Sole                    12851               220
Great White Marine Revoked by  COM              391520103        0    15500 SH       Sole                    15500
Green Bankshares Inc           COM              394361208      169    20689 SH       Sole                                      20689
Honeywell International Incorp COM              438516106     9014   199110 SH       Sole                   195350              3760
Iberiabank Corp                COM              450828108     1812    30197 SH       Sole                    30197
Intel Corporation              COM              458140100      345    15485 SH       Sole                    15485
International Business Machine COM              459200101     1151     8973 SH       Sole                     8973
JPMorgan Chase & Co.           COM              46625H100      732    16366 SH       Sole                    16366
Johnson & Johnson              COM              478160104      716    10986 SH       Sole                    10986
Kinder Morgan Energy Partners  COM              494550106      238     3644 SH       Sole                     3644
Kraft Foods Inc.               COM              50075N104      310    10260 SH       Sole                    10260
L Oreal Company ADR (MONACO)   COM              502117203     4214   200015 SH       Sole                   196395              3620
Legg Mason Incorporated        COM              524901105     2835    98886 SH       Sole                    97061              1825
Lowes Companies Incorporated   COM              548661107     4741   195590 SH       Sole                   192110              3480
Marriott International Incorpo COM              571903202     5576   176904 SH       Sole                   173332              3572
Mattel Incorporated            COM              577081102     8179   359681 SH       Sole                   353311              6370
McGraw Hill Companies Incorpor COM              580645109     5956   167080 SH       Sole                   163940              3140
Medtronic, Inc.                COM              585055106      204     4528 SH       Sole                     4528
Merck & Company Inc New Com    COM              58933y105      517    13850 SH       Sole                    13850
Meredith Corporation           COM              589433101     3139    91214 SH       Sole                    89384              1830
Microsoft Corporation          COM              594918104    10595   361774 SH       Sole                   355074              6700
Mid-America Apartment Communit COM              59522J103      260     5018 SH       Sole                     5018
National Instruments Corporati COM              636518102      327     9807 SH       Sole                     9807
Nestle S A Sponsored ADR (SWIT COM              641069406    10036   195618 SH       Sole                   191972              3646
Newell Rubbermaid Incorporated COM              651229106     6004   395022 SH       Sole                   388562              6460
Oilsands Quest Inc.            COM              678046103       30    40000 SH       Sole                    40000
PepsiCo                        COM              713448108      310     4690 SH       Sole                     4690
Pfizer Inc.                    COM              717081103      791    46103 SH       Sole                    46103
Philip Morris International In COM              718172109      606    11625 SH       Sole                    11525               100
Procter & Gamble Company       COM              742718109    11970   189186 SH       Sole                   185936              3250
Regions Financial Corporation  COM              7591EP100      216    27505 SH       Sole                    27505
Royal Dutch Shell Plc Sponsore COM              780259206      304     5250 SH       Sole                     5250
Santa Fe Hldgs Company         COM              802016105        0    10000 SH       Sole                    10000
Spectra Energy Corporation     COM              847560109     1473    65377 SH       Sole                    64060              1317
Stanley Black & Decker Inc     COM              854502101    10811   188311 SH       Sole                   185561              2750
SunTrust Banks, Inc.           COM              867914103     6519   243334 SH       Sole                   242176              1158
Sysco Corporation              COM              871829107     6950   235579 SH       Sole                   231139              4440
UMB Financial Corporation      COM              902788108      421    10376 SH       Sole                    10376
United Parcel Service Incorpor COM              911312106     4876    75700 SH       Sole                    74395              1305
United Technologies Corporatio COM              913017109      344     4670 SH       Sole                     4670
Verizon Communications         COM              92343V104      566    18237 SH       Sole                    18237
Wal Mart Stores Incorporated   COM              931142103     7936   142738 SH       Sole                   140618              2120
Walt Disney Company            COM              254687106    10881   311679 SH       Sole                   306439              5240
Wells Fargo & Company          COM              949746101    10155   326325 SH       Sole                   320265              6060
Windstream Corporation         COM              97381W104      366    33576 SH       Sole                    33576
Yukon Gold Corp Inc            COM              988480109        1    31000 SH       Sole                    31000
Santa Fe Hldgs Company         COM              802016105        0    22600 SH       Sole                    22600
Old Second Capital Trust I 7.8 PFD              680280104      107    14848 SH       Sole                    14848